Annual Total Returns - Pinnacle Value Fund - Pinnacle Value Fund	May 01, 2025
Prospectus [Line Items]
Annual Return 2015	(6.00%)
Annual Return 2016	16.50%
Annual Return 2017	(0.10%)
Annual Return 2018	(11.80%)
Annual Return 2019	10.70%
Annual Return 2020	3.40%
Annual Return 2021	14.30%
Annual Return 2022	1.10%
Annual Return 2023	25.40%
Annual Return 2024	10.70%